INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2020
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$2,130	$4,728	$6,858

Finished goods:
Packaged dried cannabis	363	603	966
Other	546	—	546

Balance as at December 31, 2020	$3,039	$5,331	$8,370

	December 31, 2019
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$693	$1,596	$2,289

Finished goods:
Packaged dried cannabis	922	1,849	2,771
Other	362	—	362

Balance as at December 31, 2019	$1,977	$3,445	$5,422